Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2024 SEK (kr)
Disclosure Of Currency Exposure [Line Items]
Sales transaction exposure	kr (0.2)
Cost transaction exposure	(0.1)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	93.8
Sales transaction exposure	41.7
Sales net exposure	135.5
Cost translation exposure	(59.0)
Cost transaction exposure	(41.4)
Cost net exposure	(100.4)
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	36.6
Sales transaction exposure	1.2
Sales net exposure	37.8
Cost translation exposure	(30.7)
Cost transaction exposure	(2.0)
Cost net exposure	(32.7)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	15.1
Sales transaction exposure	(0.8)
Sales net exposure	14.3
Cost translation exposure	(8.5)
Cost transaction exposure	0.1
Cost net exposure	(8.4)
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	9.0
Sales transaction exposure	0.0
Sales net exposure	9.0
Cost translation exposure	(3.0)
Cost transaction exposure	0.0
Cost net exposure	(3.0)
GBP [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	8.8
Sales transaction exposure	(1.1)
Sales net exposure	7.7
Cost translation exposure	(7.2)
Cost net exposure	(7.3)
AUD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.9
Sales net exposure	5.7
Cost translation exposure	(4.4)
Cost transaction exposure	0.1
Cost net exposure	(4.3)
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.0
Sales transaction exposure	0.0
Sales net exposure	5.0
Cost translation exposure	(3.2)
Cost transaction exposure	1.0
Cost net exposure	(2.2)
SAR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	4.7
Sales transaction exposure	0.3
Sales net exposure	5.0
Cost translation exposure	(3.4)
Cost transaction exposure	0.1
Cost net exposure	kr (3.3)